NOTE 13 - Share Based Compensation: Schedule of Summary of activity of options granted to purchase the Company's Shares (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Summary of activity of options granted to purchase the Company's Shares

	December 31, 2025		December 31, 2024
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Options outstanding at beginning of period	1,902,090	6.30	1,807,456	6.15
Changes during the period:
Granted (Notes 13b-13j)	104,425	8.07	214,885	6.23
Exercised (Notes 12c and 12k)	(8,929)	4.04	(106,132)	3.67
Forfeited	(17,024)	6.79	(14,119)	5.89
Options outstanding at end of period	1,980,562	6.32	1,902,090	6.30
Options exercisable at period end	1,749,670	6.24	1,620,445	6.04